Vessel Charters - Minimum Estimated Charter Hire Payments for Remainder of Year and Next Four Fiscal Years for Partnership's Vessels Chartered-In and Vessels Chartered-Out (Parenthetical) (Detail) (USD $)
	6 Months Ended			6 Months Ended				6 Months Ended	12 Months Ended
	Jun. 30, 2013 Carriers Tank	Dec. 31, 2012	Dec. 31, 2008 Carriers	Jun. 30, 2013 Teekay Tangguh Joint Venture [Member]	Jun. 30, 2013 TK Nakilat Corporation [Member]	Jun. 30, 2013 Teekay Nakilat Corporation [Member] Carriers	Dec. 31, 2012 Teekay Nakilat Corporation [Member]	Jun. 30, 2013 Teekay Tangguh Joint Venture [Member] Carriers	Dec. 31, 2012 Teekay Tangguh Joint Venture [Member]
Capital Leases and Operating and Direct Finance Leases [Line Items]
Restricted cash on deposit	$ 495,084,000	$ 494,429,000				$ 475,400,000	$ 475,500,000
Restricted cash deposits relating to certain term loans and dry-docking expenditures and emergency repairs	52,800,000	53,100,000
Partnership interest owned						70.00%		69.00%	69.00%
Number of LNG carriers	5		2			3		2
Tax indemnification of lease contracts				2033	2041
Carrying amount of tax indemnification guarantees	24,400,000	24,900,000
Estimated charter hire payments	$ 884,400,000
Estimated charter hire payments duration	From 2018 to 2037
Capital leases assets (Suezmax tankers)	5
Date of cancellation of charter contracts due to exercise of options	2013-08
Date of cancellation of charter contracts due to exercise of options, second option	2013-11
Date of cancellation of charter contracts due to exercise of options, third option	2014-04